Poplar Forest Cornerstone Fund
Schedule of Investments
at June 30, 2022 (Unaudited)

Shares		Value
	COMMON STOCKS - 70.9%
	Aerospace & Defense - 2.2%
5,000	Curtiss-Wright Corp.	$660,300

	Air Freight & Logistics - 2.5%
3,350	FedEx Corp.	759,479

	Banks - 3.3%
10,000	Citigroup, Inc.	459,900
14,200	Wells Fargo & Co.	556,214
		1,016,114
	Biotechnology - 3.1%
4,000	United Therapeutics Corp. (a)	942,560

	Commercial Services & Supplies - 1.7%
20,100	MillerKnoll, Inc.	528,027

	Consumer Finance - 2.0%
18,000	Ally Financial, Inc.	603,180

	Diversified Financial Services - 3.0%
4,021	Apollo Global Management, Inc.	194,938
27,100	Equitable Holdings, Inc.	706,497
		901,435
	Diversified Telecommunication Services - 2.7%
39,300	AT&T, Inc.	823,728

	Entertainment - 0.9%
21,100	Warner Bros. Discovery, Inc. (a)	283,162

	Food Products - 2.5%
22,300	Conagra Brands, Inc.	763,552

	Gas Utilities - 2.6%
11,900	National Fuel Gas Co.	785,995

	Health Care Providers & Services - 6.5%
6,500	AmerisourceBergen Corp.	919,620
7,300	CVS Health Corp.	676,418
800	Elevance Health, Inc.	386,064
		1,982,102
	Hotels, Restaurants & Leisure - 2.6%
23,300	Las Vegas Sands Corp. (a)	782,647

	Household Durables - 1.8%
29,000	Newell Brands, Inc.	552,160

	Insurance - 5.7%
6,300	Allstate Corp.	798,399
12,400	American International Group, Inc.	634,012
6,600	Lincoln National Corp.	308,682
		1,741,093
	IT Services - 4.4%
19,500	DXC Technology Co. (a)	591,045
5,200	International Business Machines Corp.	734,188
		1,325,233
	Machinery - 1.6%
39,600	CNH Industrial NV (c)	458,964
8,340	Iveco Group N.V. (a)(c)	43,668
		502,632
	Multi-line Retail - 2.5%
4,900	Dollar Tree, Inc. (a)	763,665

	Oil, Gas & Consumable Fuels - 4.4%
4,600	Chevron Corp.	665,988
22,100	Murphy Oil Corp.	667,199
		1,333,187
	Pharmaceuticals - 8.1%
9,100	Merck & Co., Inc.	829,647
23,600	Organon & Co.	796,500
20,900	Perrigo Co. PLC (c)	847,913
		2,474,060
	Software - 0.9%
2,500	VMware, Inc.	284,950

	Specialty Retail - 1.8%
3,200	Advance Auto Parts, Inc.	553,888

	Textiles, Apparel & Luxury Goods - 2.0%
19,700	Tapestry, Inc.	601,244

	Tobacco - 2.1%
6,500	Philip Morris International, Inc.	641,810

	TOTAL COMMON STOCKS (Cost $17,851,642)	21,606,203

	PREFERRED STOCK - 1.8%
	Consumer Finance - 1.8%
700,000	Ally Financial, Inc. - Series B, 4.70%	557,298
	TOTAL PREFERRED STOCK (Cost $713,347)	557,298

Principal Amount		Value
	CORPORATE BONDS - 9.7%
	Banks - 2.3%
	Citizens Financial Group, Inc.
$700,000	3.750%, 7/1/24	690,434
	Food Products - 2.3%
	McCormick & Company, Inc.
715,000	3.500%, 9/1/23	712,135
	Professional Services - 2.5%
	Equifax, Inc.
750,000	3.300%, 12/15/22	750,807
	Specialty Retail - 2.6%
	Dick's Sporting Goods, Inc.
1,000,000	3.150%, 1/15/32	793,918
	TOTAL CORPORATE BONDS (Cost $3,014,409)	2,947,294

	U.S. TREASURY NOTES - 11.6%
	U.S. Treasury Floating Rate Note
650,000	1.807%, (USBMMY3M + 0.049%), 1/31/23 (d)	651,072
	U.S. Treasury Note TIPS
852,306	0.125%, 7/15/24	861,571
847,680	0.250%, 7/15/29	825,158
	U.S. Treasury Notes
310,000	0.500%, 11/30/23	299,719
145,000	0.750%, 12/31/23	140,387
165,000	0.875%, 1/31/24	159,799
165,000	1.500%, 2/29/24	161,243
145,000	2.250%, 3/31/24	143,303
300,000	2.625%, 4/15/25	297,070
	TOTAL U.S. TREASURY NOTES (Cost $3,580,493)	3,539,322

	SHORT-TERM INVESTMENTS - 5.9%
	MONEY MARKET FUND - 1.2%
362,874	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.342% (b)	362,874
	TOTAL MONEY MARKET FUND (cost $362,874)

	U.S. TREASURY BILLS - 4.7%
$330,000	0.50%, 8/4/22 (e)	329,637
165,000	0.67%, 9/1/22 (e)	164,570
175,000	0.50%, 10/6/22 (e)	174,184
175,000	0.16%, 11/3/22 (e)	173,803
155,000	0.24%, 12/1/22 (e)	153,552
145,000	0.39%, 12/29/22 (e)	143,239
165,000	1.15%, 2/23/23 (e)	162,449
145,000	1.59%, 3/23/23 (e)	142,514
	TOTAL U.S. TREASURY BILLS (Cost $1,451,131)	1,443,948
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,814,005)	1,806,822

	Total Investments in Securities (Cost $26,973,896) - 99.9%	30,456,939
	Other Assets in Excess of Liabilities - 0.1%	41,004
	NET ASSETS - 100.0%	$30,497,943

TIPS - Treasury Inflation Protected Securities
USBMMY3M - U.S. Treasury 3 Month Bill Money Market Fund
(a)	Non-income producing security.
(b)	Rate shown is the 7-day annualized yield at June 30, 2022.
(c)	U.S. traded security of a foreign issuer.
(d)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2022.
(e)	Rate shown is the discount rate at June 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$1,106,890	$-	$-	$1,106,890
Consumer Discretionary	3,253,604	-	-	3,253,604
Consumer Staples	1,405,362	-	-	1,405,362
Energy	1,333,187	-	-	1,333,187
Financials	4,261,822	-	-	4,261,822
Health Care	5,398,722	-	-	5,398,722
Industrials	2,450,438	-	-	2,450,438
Information Technology	1,610,183	-	-	1,610,183
Utilities	785,995	-	-	785,995
Total Common Stocks	21,606,203	-	-	21,606,203
Preferred Stock	-	557,298	-	557,298
Fixed Income
Corporate Bonds	-	2,947,294	-	2,947,294
U.S. Treasury Notes	-	3,539,322	-	3,539,322
Total Fixed Income	-	6,486,616	-	6,486,616
Short-Term Investments	362,874	1,443,948	-	1,806,822
Total Investments in Securities	$21,969,077	$8,487,862	$-	$30,456,939

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.